Aug. 06, 2025
Capital Group Global Equity ETF
Investment objective
The fund’s investment objective is to provide prudent growth of capital and conservation of principal.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.47%
Other expenses	0.00
Total annual fund operating expenses	0.47

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$48	$151	$263	$591

1 year	3 years	5 years	10 years
$48	$151	$263	$591

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from June 25, 2024, (commencement of operations) to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of issuers around the world that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its assets in common stocks and other equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest a percentage of its net assets outside the United States. That percentage will represent at least (a) 40% of the fund’s net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case 30%, or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower. The fund may invest up to 10% of its assets in emerging markets. In determining the domicile of an issuer, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities.

In pursuing the fund’s objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results
Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.